Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, Face Amount	CAD 10,671
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Face Amount	10,523	CAD 8,723
Interest-Rate Swaps [Member]
Debt Instrument [Line Items]
Unrealized mark-to-market gain (loss)	CAD (2)	CAD 1
4.64% Series 10 Notes Due 2016 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.64%	4.64%
Long-term debt, Maturity year	2016	2016
Long-term debt, Face Amount		CAD 450
Floating-rate Series 27 notes due 2016 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Maturity year	2016	2016
Long-term debt, Face Amount		CAD 50
5.18% Series 13 Notes Due 2017 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.18%	5.18%
Long-term debt, Maturity year	2017	2017
Long-term debt, Face Amount	CAD 600	CAD 600
2.78% Series 28 Notes Due 2018 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	2.78%	2.78%
Long-term debt, Maturity year	2018	2018
Long-term debt, Face Amount	CAD 750	CAD 750
Floating-rate Series 31 notes due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Maturity year	2019	2019
Long-term debt, Face Amount	CAD 228	CAD 228
1.48% Series 37 Notes Due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	1.48%	1.48%
Long-term debt, Maturity year	2019	2019
Long-term debt, Face Amount	CAD 500
1.48% Series 37 Notes Due 2019 [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Hedged portion of debt	CAD 500
4.40% Series 20 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.40%	4.40%
Long-term debt, Maturity year	2020	2020
Long-term debt, Face Amount	CAD 300	CAD 300
1.62% Series 33 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	1.62%	1.62%
Long-term debt, Maturity year	2020	2020
Long-term debt, Face Amount	CAD 350	CAD 350
1.62% Series 33 Notes Due 2020 [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Hedged portion of debt	CAD 50	CAD 50
1.84% Series 34 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	1.84%	1.84%
Long-term debt, Maturity year	2021	2021
Long-term debt, Face Amount	CAD 500
3.20% Series 25 Notes Due 2022 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.20%	3.20%
Long-term debt, Maturity year	2022	2022
Long-term debt, Face Amount	CAD 600	CAD 600
2.77% Series 35 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	2.77%	2.77%
Long-term debt, Maturity year	2026	2026
Long-term debt, Face Amount	CAD 500
7.35% Debentures Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	7.35%	7.35%
Long-term debt, Maturity year	2030	2030
Long-term debt, Face Amount	CAD 400	CAD 400
6.93% Series 2 Notes Due 2032 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.93%	6.93%
Long-term debt, Maturity year	2032	2032
Long-term debt, Face Amount	CAD 500	CAD 500
6.35% Series 4 Notes Due 2034 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.35%	6.35%
Long-term debt, Maturity year	2034	2034
Long-term debt, Face Amount	CAD 385	CAD 385
5.36% Series 9 Notes Due 2036 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.36%	5.36%
Long-term debt, Maturity year	2036	2036
Long-term debt, Face Amount	CAD 600	CAD 600
4.89% Series 12 Notes Due 2037 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.89%	4.89%
Long-term debt, Maturity year	2037	2037
Long-term debt, Face Amount	CAD 400	CAD 400
6.03% Series 17 Notes Due 2039 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.03%	6.03%
Long-term debt, Maturity year	2039	2039
Long-term debt, Face Amount	CAD 300	CAD 300
5.49% Series 18 Notes Due 2040 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.49%	5.49%
Long-term debt, Maturity year	2040	2040
Long-term debt, Face Amount	CAD 500	CAD 500
4.39% Series 23 Notes Due 2041 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.39%	4.39%
Long-term debt, Maturity year	2041	2041
Long-term debt, Face Amount	CAD 300	CAD 300
6.59% Series 5 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.59%	6.59%
Long-term debt, Maturity year	2043	2043
Long-term debt, Face Amount	CAD 315	CAD 315
4.59% Series 29 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.59%	4.59%
Long-term debt, Maturity year	2043	2043
Long-term debt, Face Amount	CAD 435	CAD 435
4.17% Series 32 Notes Due 2044 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.17%	4.17%
Long-term debt, Maturity year	2044	2044
Long-term debt, Face Amount	CAD 350	CAD 350
5.00% Series 11 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	5.00%	5.00%
Long-term debt, Maturity year	2046	2046
Long-term debt, Face Amount	CAD 325	CAD 325
3.91% Series 36 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.91%	3.91%
Long-term debt, Maturity year	2046	2046
Long-term debt, Face Amount	CAD 350
3.72% Series 38 Notes Due 2047 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.72%	3.72%
Long-term debt, Maturity year	2047	2047
Long-term debt, Face Amount	CAD 450
4.00% Series 24 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.00%	4.00%
Long-term debt, Maturity year	2051	2051
Long-term debt, Face Amount	CAD 225	CAD 225
3.79% Series 26 Notes Due 2062 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	3.79%	3.79%
Long-term debt, Maturity year	2062	2062
Long-term debt, Face Amount	CAD 310	CAD 310
4.29% Series 30 Notes Due 2064 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.29%	4.29%
Long-term debt, Maturity year	2064	2064
Long-term debt, Face Amount	CAD 50	CAD 50
6.6% Senior Secured Bonds due 2023 [Member] | Great Lakes Power Transmission LP [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	6.60%	6.60%
Long-term debt, Maturity year	2023	2023
Long-term debt, Face Amount	CAD 112	CAD 0
4.6% Note Payable due 2023 [Member] | Great Lakes Power Transmission LP [Member]
Debt Instrument [Line Items]
Long-term debt, Interest rate	4.60%	4.60%
Long-term debt, Maturity year	2023	2023
Long-term debt, Face Amount	CAD 36	CAD 0